ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
ADDITIONAL FINANCIAL INFORMATION
Net cash provided by operating activities	$ (1,398,352)	¥ (9,384,630)	¥ (27,574,688)	¥ (240,531,658)
Net cash provided by financing activities	13,259,523	88,987,312	39,076,500	272,033,556
Net increase in cash and cash equivalents, and restricted cash	10,862,510	72,900,475	9,552,725	21,368,512
Cash and cash equivalents and restricted cash at beginning of year	4,607,408	30,921,237	21,368,512
Cash and cash equivalents and restricted cash at end of year	15,469,918	103,821,712	¥ 30,921,237	¥ 21,368,512
Parent company
ADDITIONAL FINANCIAL INFORMATION
Net cash provided by operating activities	135	908
Net cash provided by financing activities	1	6
Net increase in cash and cash equivalents, and restricted cash	136	914
Cash and cash equivalents and restricted cash at end of year	$ 136	¥ 914